iShares
®
MSCI USA Min Vol Factor ETF
Schedule of Investments
(unaudited)
October 31, 2022
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  — 0.3%
Lockheed Martin Corp. ..................... 123,322 $ 60,018,351
Northrop Grumman Corp. ................... 75,650 41,532,607
101,550,958
a
Air Freight & Logistics  — 1.9%
CH Robinson Worldwide, Inc.
(a)
............... 2,000,042 195,444,104
Expeditors International of Washington, Inc. ....... 2,829,292 276,846,222
United Parcel Service, Inc., Class B ............ 468,001 78,516,528
550,806,854
a
Beverages  — 2.4%
Keurig Dr Pepper, Inc. ..................... 6,823,531 265,025,944
PepsiCo, Inc. ........................... 2,476,140 449,617,501
714,643,445
a
Biotechnology  — 7.6%
AbbVie, Inc. ............................ 553,241 80,994,482
Amgen, Inc. ............................ 613,479 165,854,048
BioMarin Pharmaceutical, Inc.
(a)(b)
.............. 1,294,403 112,134,132
Gilead Sciences, Inc. ...................... 6,369,124 499,721,469
Horizon Therapeutics PLC
(b)
................. 2,081,271 129,704,809
Incyte Corp.
(a)(b)
.......................... 1,738,585 129,246,409
Neurocrine Biosciences, Inc.
(b)
................ 611,663 70,414,645
Regeneron Pharmaceuticals, Inc.
(b)
............. 517,040 387,133,700
Seagen, Inc.
(b)
........................... 925,078 117,632,918
Vertex Pharmaceuticals, Inc.
(b)
................ 1,707,466 532,729,392
2,225,566,004
a
Capital Markets  — 1.8%
Cboe Global Markets, Inc. ................... 1,233,519 153,573,115
CME Group, Inc., Class A ................... 756,696 131,135,417
Intercontinental Exchange, Inc. ............... 1,666,827 159,298,656
MarketAxess Holdings, Inc. .................. 120,047 29,296,270
Tradeweb Markets, Inc., Class A
(a)
............. 948,770 52,258,252
525,561,710
a
Chemicals  — 1.2%
Air Products and Chemicals, Inc. .............. 339,801 85,086,170
Corteva, Inc. ............................ 2,334,120 152,511,401
Linde PLC ............................. 78,137 23,234,037
Sherwin-Williams Co. (The) .................. 355,674 80,037,320
340,868,928
a
Commercial Services & Supplies  — 4.9%
Republic Services, Inc. ..................... 3,384,010 448,787,406
Rollins, Inc.
(a)
........................... 2,654,629 111,706,788
Waste Connections, Inc. .................... 3,243,003 427,784,526
Waste Management, Inc. .................... 2,855,082 452,159,337
1,440,438,057
a
Communications Equipment  — 3.2%
Arista Networks, Inc.
(a)(b)
.................... 468,801 56,659,289
Cisco Systems, Inc. ....................... 10,454,692 474,956,658
Juniper Networks, Inc. ..................... 1,159,122 35,469,133
Motorola Solutions, Inc. .................... 1,461,873 365,044,307
932,129,387
a
Containers & Packaging  — 0.8%
Amcor PLC ............................. 12,506,784 144,828,559
Ball Corp. .............................. 310,646 15,342,806
International Paper Co. ..................... 758,623 25,497,319
Packaging Corp. of America ................. 302,921 36,414,133
222,082,817
a
Security Shares Value
a
Diversified Financial Services  — 1.4%
Berkshire Hathaway, Inc., Class B
(a)(b)
........... 1,434,048 $ 423,173,224
a
Diversified Telecommunication Services  — 1.7%
AT&T, Inc. .............................. 7,836,473 142,858,903
Liberty Global PLC, Class C, NVS
(b)
............ 737,414 13,022,731
Verizon Communications, Inc. ................ 8,883,286 331,968,398
487,850,032
a
Electric Utilities  — 4.4%
Alliant Energy Corp. ....................... 572,585 29,871,759
American Electric Power Co., Inc. .............. 1,460,887 128,441,185
Duke Energy Corp. ....................... 3,372,475 314,247,221
Evergy, Inc. ............................. 333,423 20,382,148
Eversource Energy ....................... 866,806 66,119,962
NextEra Energy, Inc. ...................... 1,702,216 131,921,740
Southern Co. (The) ....................... 4,729,371 309,679,213
Xcel Energy, Inc. ......................... 4,309,989 280,623,384
1,281,286,612
a
Electronic Equipment, Instruments & Components  — 2.2%
Amphenol Corp., Class A ................... 3,069,978 232,796,432
Arrow Electronics, Inc.
(a)(b)
................... 671,231 67,968,851
Keysight Technologies, Inc.
(b)
................. 1,791,000 311,902,650
Zebra Technologies Corp., Class A
(a)(b)
........... 152,416 43,167,259
655,835,192
a
Entertainment  — 2 .3%
Activision Blizzard, Inc. ..................... 3,657,975 266,300,580
Electronic Arts, Inc. ....................... 1,939,235 244,266,041
Take-Two Interactive Software, Inc.
(b)
............ 1,187,943 140,747,487
Walt Disney Co. (The)
(b)
.................... 139,921 14,907,183
666,221,291
a
Equity Real Estate Investment Trusts (REITs)  — 2.5%
American Tower Corp. ..................... 346,868 71,867,581
Crown Castle, Inc. ........................ 1,059,452 141,182,574
Equinix, Inc. ............................ 40,342 22,851,323
Extra Space Storage, Inc. ................... 266,401 47,270,193
Public Storage ........................... 1,123,532 348,014,037
SBA Communications Corp., Class A ............ 366,948 99,039,265
730,224,973
a
Food & Staples Retailing  — 2.5%
Kroger Co. (The) ......................... 6,326,811 299,194,892
Walmart, Inc. ............................ 3,050,124 434,124,149
733,319,041
a
Food Products  — 4.4%
Campbell Soup Co.
(a)
...................... 1,121,526 59,339,941
General Mills, Inc. ........................ 1,851,298 151,028,891
Hershey Co. (The) ........................ 1,594,480 380,713,990
Hormel Foods Corp. ....................... 4,527,206 210,288,719
JM Smucker Co. (The) ..................... 616,962 92,951,495
Kellogg Co. ............................. 2,021,162 155,265,665
McCormick & Co., Inc., NVS
(a)
................ 980,218 77,084,343
Mondelez International, Inc., Class A ............ 2,499,722 153,682,908
1,280,355,952
a
Health Care Equipment & Supplies  — 2.0%
Abbott Laboratories ....................... 1,076,345 106,493,574
Baxter International, Inc. .................... 2,024,607 110,037,391
Becton Dickinson and Co.
(a)
.................. 919,859 217,059,128
Cooper Companies, Inc. (The) ................ 199,883 54,646,014
Hologic, Inc.
(a)(b)
.......................... 915,999 62,104,732

Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
MSCI USA Min Vol Factor ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Health Care Equipment & Supplies (continued)
Medtronic PLC .......................... 568,886 $ 49,686,503
600,027,342
a
Health Care Providers & Services  — 2.0%
AmerisourceBergen Corp. ................... 332,797 52,322,344
Humana, Inc. ........................... 71,369 39,829,612
Laboratory Corp. of America Holdings ........... 373,668 82,901,982
Quest Diagnostics, Inc.
(a)
.................... 674,281 96,860,466
UnitedHealth Group, Inc. .................... 590,389 327,754,453
599,668,857
a
Hotels, Restaurants & Leisure  — 1.8%
Domino's Pizza, Inc. ....................... 346,523 115,128,801
McDonald's Corp. ........................ 1,518,986 414,166,723
529,295,524
a
Household Durables  — 0.2%
Garmin Ltd. ............................. 710,991 62,595,648
a
Household Products  — 2.7%
Church & Dwight Co., Inc. ................... 1,291,624 95,748,087
Clorox Co. (The) ......................... 1,206,724 176,229,973
Colgate-Palmolive Co. ..................... 1,319,297 97,416,891
Kimberly-Clark Corp. ...................... 654,083 81,407,170
Procter & Gamble Co. (The) ................. 2,603,081 350,556,918
801,359,039
a
Industrial Conglomerates  — 0.5%
3M Co. ................................ 555,548 69,882,383
Honeywell International, Inc. ................. 390,166 79,601,667
149,484,050
a
Insurance  — 4.4%
Aon PLC, Class A ........................ 437,275 123,088,540
Arthur J Gallagher & Co.
(a)
................... 1,568,847 293,499,897
Assurant, Inc. ........................... 499,626 67,879,188
Erie Indemnity Co., Class A, NVS .............. 385,740 99,139,037
Marsh & McLennan Companies, Inc.
(a)
........... 1,819,377 293,811,192
Progressive Corp. (The) .................... 2,512,936 322,660,982
Travelers Companies, Inc. (The) ............... 103,367 19,067,077
Willis Towers Watson PLC
(a)
.................. 386,139 84,259,391
1,303,405,304
a
Interactive Media & Services  — 1.0%
Alphabet, Inc., Class C, NVS
(b)
................ 2,988,780 282,917,915
a
Internet & Direct Marketing Retail  — 0.3%
Amazon.com, Inc.
(a)(b)
...................... 684,621 70,132,575
eBay, Inc. .............................. 322,114 12,833,022
82,965,597
a
IT Services  — 9.1%
Accenture PLC, Class A .................... 1,316,573 373,775,075
Akamai Technologies, Inc.
(a)(b)
................. 1,637,222 144,615,819
Automatic Data Processing, Inc. ............... 956,199 231,113,298
Broadridge Financial Solutions, Inc. ............ 883,698 132,607,722
Cognizant Technology Solutions Corp., Class A ..... 1,773,904 110,425,524
Fidelity National Information Services, Inc. ........ 485,546 40,295,463
Fiserv, Inc.
(a)(b)
........................... 1,260,368 129,490,208
International Business Machines Corp. .......... 1,008,825 139,510,409
Jack Henry & Associates, Inc. ................ 1,123,876 223,718,757
Mastercard, Inc., Class A
(a)
.................. 547,332 179,623,416
Paychex, Inc. ........................... 3,544,056 419,297,265
VeriSign, Inc.
(b)
.......................... 1,184,890 237,523,049
Visa, Inc., Class A
(a)
....................... 1,038,733 215,183,928
Security Shares Value
a
IT Services (continued)
Western Union Co. (The) ................... 6,170,301 $ 83,360,767
2,660,540,700
a
Life Sciences Tools & Services  — 1.5%
Danaher Corp. .......................... 1,329,998 334,720,597
Thermo Fisher Scientific, Inc. ................. 143,368 73,686,851
West Pharmaceutical Services, Inc. ............ 143,060 32,918,106
441,325,554
a
Machinery  — 0.2%
Illinois Tool Works, Inc.
(a)
.................... 146,907 31,369,052
Otis Worldwide Corp. ...................... 239,465 16,915,807
48,284,859
a
Media  — 1.4%
Charter Communications, Inc., Class A
(b)
......... 365,186 134,249,677
Comcast Corp., Class A .................... 3,329,311 105,672,331
Fox Corp., Class B ........................ 564,584 15,356,685
Liberty Broadband Corp., Class C, NVS
(b)
........ 1,895,678 160,052,094
415,330,787
a
Metals & Mining  — 0.9%
Newmont Corp. .......................... 6,597,621 279,211,321
a
Mortgage Real Estate Investment  — 0.2%
Annaly Capital Management, Inc. .............. 3,369,346 62,501,368
a
Multiline Retail  — 2.2%
Dollar General Corp. ...................... 1,200,015 306,063,826
Dollar Tree, Inc.
(a)(b)
....................... 631,218 100,048,053
Target Corp. ............................ 1,486,606 244,175,035
650,286,914
a
Multi-Utilities  — 2.6%
Ameren Corp. ........................... 678,620 55,321,102
CMS Energy Corp. ........................ 1,025,463 58,502,664
Consolidated Edison, Inc. ................... 3,438,828 302,479,311
Dominion Energy, Inc. ...................... 1,435,952 100,473,562
WEC Energy Group, Inc. .................... 2,834,655 258,889,041
775,665,680
a
Oil, Gas & Consumable Fuels  — 0.6%
Cheniere Energy, Inc. ...................... 725,622 128,006,977
Williams Companies, Inc. (The) ............... 1,356,997 44,414,512
172,421,489
a
Pharmaceuticals  — 6.8%
Bristol-Myers Squibb Co. .................... 4,069,106 315,233,642
Eli Lilly & Co. ........................... 1,058,326 383,209,261
Johnson & Johnson ....................... 2,507,571 436,242,127
Merck & Co., Inc. ......................... 4,736,326 479,316,191
Pfizer, Inc. ............................. 6,203,974 288,794,990
Zoetis, Inc., Class A ....................... 704,212 106,181,085
2,008,977,296
a
Professional Services  — 0.7%
Booz Allen Hamilton Holding Corp., Class A ....... 1,014,541 110,432,788
Verisk Analytics, Inc. ....................... 544,673 99,582,564
210,015,352
a
Road & Rail  — 1.2%
AMERCO .............................. 148,870 85,628,535
Norfolk Southern Corp. ..................... 282,235 64,369,337
Old Dominion Freight Line, Inc.
(a)
.............. 785,647 215,738,666
365,736,538
a

iShares
®
MSCI USA Min Vol Factor ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2022
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Security Shares Value
a
Semiconductors & Semiconductor Equipment  — 1.8%
Broadcom, Inc. .......................... 188,231 $ 88,491,158
Intel Corp. ............................. 590,475 16,787,204
Texas Instruments, Inc. ..................... 2,555,646 410,513,417
515,791,779
a
Software  — 4.7%
Adobe, Inc.
(b)
............................ 438,857 139,775,954
Black Knight, Inc.
(b)
........................ 1,093,291 66,111,307
Microsoft Corp. .......................... 1,435,871 333,308,735
NortonLifeLock, Inc. ....................... 5,985,360 134,850,161
Oracle Corp. ............................ 4,445,552 347,064,245
Roper Technologies, Inc. .................... 448,512 185,926,164
Tyler Technologies, Inc.
(b)
................... 327,405 105,859,859
VMware, Inc., Class A ...................... 154,161 17,347,737
Zoom Video Communications, Inc., Class A
(a)(b)
..... 484,891 40,459,305
1,370,703,467
a
Specialty Retail  — 2.4%
AutoZone, Inc.
(a)(b)
........................ 114,166 289,168,778
Home Depot, Inc. (The) .................... 722,129 213,844,061
Lowe's Companies, Inc. .................... 241,118 47,005,954
O'Reilly Automotive, Inc.
(b)
................... 203,651 170,490,508
720,509,301
a
Technology Hardware, Storage & Peripherals  — 1.1%
Apple, Inc. ............................. 1,321,834 202,690,026
Dell Technologies, Inc., Class C ............... 3,449,433 132,458,227
335,148,253
a
Security Shares Value
a
Water Utilities  — 0.1%
American Water Works Co., Inc. ............... 135,710 $ 19,724,091
a
Wireless Telecommunication Services  — 1.8%
T-Mobile U.S., Inc.
(b)
....................... 3,464,949 525,147,670
a
Total Long-Term Investments — 99.7%
(Cost: $27,840,277,672) .............................. 29,300,956,172
a
Short-Term Securities
Money Market Funds  —  1.3%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 3.29%
(c)(d)(e)
...................... 332,275,830 332,209,375
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.97%
(c)(d)
............................ 58,319,305 58,319,305
a
Total Short-Term Securities — 1.3%
(Cost: $390,490,452) ................................ 390,528,680
Total Investments — 101.0%
(Cost: $28,230,768,124) .............................. 29,691,484,852
Liabilities in Excess of Other Assets — (1.0)% ............... (302,790,923)
Net Assets — 100.0% ................................. $ 29,388,693,929
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/22
  Shares
Held at
10/31/22 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 189,835,614  $ 142,492,231
(a)
$ —  $ (65,093) $ (53,377) $ 332,209,375  332,275,830  $ 232,189
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 49,067,165  9,252,140
(a)
—  —  —  58,319,305  58,319,305  358,746  —
$ (65,093) $ (53,377)
$ 390,528,680
$ 590,935  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
MSCI USA Min Vol Factor ETF
4
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index ......................................................... 153 12/16/22 $ 4,997 $ (221,615)
S&P 500 E-Mini Index .................................................................. 387 12/16/22 75,136 493,119
$ 271,504
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 29,300,956,172 $ — $ — $ 29,300,956,172
Short-Term Securities
Money Market Funds ...................................... 390,528,680 — — 390,528,680
$ 29,691,484,852 $ — $ — $ 29,691,484,852
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 493,119 $ — $ — $ 493,119
Liabilities
Equity Contracts ........................................... (221,615) — — (221,615)
$ 271,504 $ — $ — $ 271,504
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares